Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Statement of cash flows [abstract]
Restricted cash	$ 493	$ 479	$ 497